Nature of Operations and Liquidity (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Nature of Operations, Basis of Presentation and Liquidity (Textual)
Net loss	$ 771	$ 1,175	$ 1,637	$ 2,150	$ 4,258	$ 3,223
Net sales			28
Accumulated deficit	$ 40,962		40,962		39,325	35,067
Cenegenics [Member]
Nature of Operations, Basis of Presentation and Liquidity (Textual)
Net sales					202
Physician Muscle Health Formula [Member]
Nature of Operations, Basis of Presentation and Liquidity (Textual)
Net sales			10	32	10	24
Qurr [Member]
Nature of Operations, Basis of Presentation and Liquidity (Textual)
Net sales					40	175
YOLKED [Member]
Nature of Operations, Basis of Presentation and Liquidity (Textual)
Net sales			104	121	284	117
Myos Canine Muscle Formula [Member]
Nature of Operations, Basis of Presentation and Liquidity (Textual)
Net sales			$ 477	$ 150	476	$ 44
Fortetropin [Member]
Nature of Operations, Basis of Presentation and Liquidity (Textual)
Net sales					$ 19